EMPLOYEE SHARE BASED COMPENSATION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
EMPLOYEE SHARE BASED COMPENSATION AND BENEFIT PLANS

NOTE 9: EMPLOYEE SHARE BASED COMPENSATION AND BENEFIT PLANS

2010 Stock Incentive Plan

The Company’s employees, directors, and consultants were eligible to receive awards under the Vermillion, Inc. Second Amended and Restated 2010 Stock Incentive Plan, which was replaced by the 2019 Plan (as defined below) with respect to future equity grants. As of December 31, 2023, there were no shares of Aspira common stock available for future grants under the 2010 Plan.

As of December 31, 2023, a total of 245,154 shares of Aspira common stock were reserved for issuance with respect to outstanding stock options.

2019 Stock Incentive Plan

At the Company’s 2019 annual meeting of stockholders, the Company’s stockholders approved the Vermillion, Inc. 2019 Stock Incentive Plan, which was later amended to the Aspira Women’s Health Inc. (the “2019 Plan”). The purposes of the 2019 Plan are (i) to align the interests of the Company’s stockholders and recipients of awards under the 2019 Plan by increasing the proprietary interest of such recipients in the Company’s growth and success; (ii) to advance the interests of the Company by attracting and retaining non-employee directors, officers, other employees, consultants, independent contractors and agents; and (iii) to motivate such persons to act in the long-term best interests of the Company and its stockholders. The 2019 Plan allows the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units and performance awards to participants.

Subject to the terms and conditions of the 2019 Plan, the initial number of shares authorized for grants under the 2019 Plan is 699,485. In May 2023, the Company’s stockholders approved an increase of 333,333 to the number of shares available for issuance under the 2019 Plan for a total of 1,032,818. To the extent an equity award granted under the 2019 Plan expires or otherwise terminates without having been exercised or paid in full, or is settled in cash, the shares of common stock subject to such award will become available for future grant under the 2019 Plan. As of December 31, 2023, there were 165,861 shares of Aspira common stock available for future grants under the 2019 Plan.

As of December 31, 2023, there were 514,768 shares of Aspira common stock subject to outstanding stock options and there were 59,463 outstanding restricted stock units.

The activity related to shares available for grant under the 2010 Plan and the 2019 Plan for the years ended December 31, 2023 and 2022 was as follows:

	2010 Stock Option Plan	2019 Stock Option Plan	Total
Shares available at December 31, 2021	-	248,613	248,613
Options forfeited	2,650	198,625	201,275
Options granted	-	(174,175)	(174,175)
Restricted stock units forfeited	-	346	346
Restricted stock units granted	-	(29,223)	(29,223)
Shares expired	(2,650)	(5,754)	(8,404)
Shares available at December 31, 2022	-	238,432	238,432
Shares added to the plan	-	333,333	333,333
Options forfeited	41,950	250,859	292,809
Options granted	-	(397,503)	(397,503)
Restricted stock units forfeited	-	-	-
Restricted stock units granted	-	(259,161)	(259,161)
Shares expired	(41,950)	(99)	(42,049)
Shares available at December 31, 2023	-	165,861	165,861

The stock option activity under the 2010 Plan and the 2019 Plan for the years ended December 31, 2023 and 2022 was as follows:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term
Options outstanding at December 31, 2021	683,861	$44.40	$3,797,181	7.44
Granted	174,175	14.17
Exercised	(1,533)	8.13
Forfeited	(201,275)	68.12
Options outstanding at December 31, 2022	655,228	29.25	$-	6.06
Granted	397,503	6.57
Exercised	-	-
Forfeited	(292,809)	28.90
Options outstanding at December 31, 2023	759,922	$17.48	$113,929	5.37

Shares exercisable:
December 31, 2023	452,606	$22.57	$33,073	3.03
Shares expected to vest:
December 31, 2023	201,328	$10.31	$41,992	8.45

The total intrinsic value of options exercised during the years ended December 31, 2023 and 2022 was $0 and $5,000 respectively.

The total fair value of vested options as of December 31, 2023 and 2022 was $6,073,000 and $5,982,000, respectively.

Stock-based Compensation

Stock-based Compensation Expense

The Company records stock-based compensation net of estimated forfeitures. The assumptions used to calculate the fair value of options granted under the 2010 Plan and the 2019 Plan that were incorporated in the Black-Scholes pricing model for the years ended December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Dividend yield	-%	-%
Volatility	138.3%	92.7%
Risk-free interest rate	4.45%	2.45%
Expected lives (years)	2.00	2.00
Weighted average fair value	$4.160	$7.350

The non-cash stock-based compensation expense included in cost of revenue and operating expenses by functional area for the years ended December 31, 2023 and 2022 was as follows:

	Year Ended
	December 31,
(in thousands)	2023	2022
Cost of revenue	$33	$76
Research and development	325	177
Sales and marketing	47	354
General and administrative	1,319	1,807
Total	$1,724	$2,414

As of December 31, 2023, total unrecognized compensation cost related to unvested stock option awards was approximately $677,000, and the related weighted average period over which it is expected to be recognized was 1.81 years. As of December 31, 2023, there was $104,000 in unrecognized compensation costs related to restricted stock units, and the related weighted average period over which it is expected to be recognized is 0.50 years.

401(k) Plan

The Company’s 401(k) Plan allows eligible employees to defer up to an annual limit of the lesser of 90.0% of eligible compensation or a maximum contribution amount subject to the Internal Revenue Service annual contribution limit. The Company is not required to make Company contributions under the 401(k) Plan. During the years ended December 31, 2023 and 2022, the Company did not make Company contributions to the 401(k) Plan.